Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income
Loans and fees on loans	$ 17,046	$ 16,425
Investment securities	1,104	1,106
Cash and federal funds sold	31	30
Total interest income	18,181	17,561
Deposits	1,601	1,874
Other borrowings	1,802	1,798
Junior subordinated debentures	178	186
Total interest expense	3,581	3,858
Net interest income	14,600	13,703
Provision for loan losses	(600)	400
Net interest income after provision for loan losses	15,200	13,303
Service fees on deposit accounts	1,509	1,501
Gain on sale of mortgage loans held for sale	29	244
Gain on sale of investment securities	109	105
Company owned life insurance earnings	326	349
Other	173	161
Total noninterest income	2,146	2,360
Salaries and employee benefits	6,630	7,024
Occupancy	1,142	1,266
Furniture and equipment	1,670	1,668
Advertising and public relations	188	213
Professional fees	748	760
Travel and entertainment	274	287
Telephone, postage and supplies	328	352
Insurance	612	766
Gain on sale of other real estate owned	(641)	(339)
Other real estate owned impairment and other expenses, net of rental income	227	230
Other operating expenses	827	961
Total noninterest expenses	12,005	13,188
Income before income taxes	5,341	2,475
Income tax expense (benefit)	1,604	(6,590)
Net income	$ 3,737	$ 9,065
Basic net income per common share (in Dollars per share)	$ 0.53	$ 1.28
Basic (in Shares)	7,091,361	7,076,157